Summary of Significant Accounting Policies - Schedule of Valuation Technique and Significant Unobservable Inputs (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Mar. 31, 2026
Valuation Technique, Observable Transaction Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable inputs, transaction price of recent third-party financing round	Transaction price of recent third-party financing round
Valuation Technique, Binomial Pricing Model [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input	0.134
Valuation Technique, Binomial Pricing Model [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input	0.40
Valuation Technique, Binomial Pricing Model [Member] | Measurement Input, Calibration Discount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input	0.309